American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2020

International Growth - Schedule of Investments
AUGUST 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 2.4%
Atlassian Corp. plc, Class A(1)	38,310	7,346,326
CSL Ltd.	129,020	27,126,341
		34,472,667
Belgium — 0.8%
KBC Group NV	199,000	11,411,389
Brazil — 1.5%
Magazine Luiza SA	854,331	14,635,204
XP, Inc., Class A(1)	131,736	6,506,441
		21,141,645
Canada — 4.8%
Alimentation Couche-Tard, Inc., B Shares	249,070	8,128,884
Canadian Pacific Railway Ltd.	48,990	14,493,618
Element Fleet Management Corp.	1,495,430	12,301,885
Intact Financial Corp.	129,810	13,904,056
Shopify, Inc., Class A(1)	8,880	9,485,094
TMX Group Ltd.	95,150	10,002,659
		68,316,196
China — 5.3%
Alibaba Group Holding Ltd., ADR(1)	68,780	19,741,923
ANTA Sports Products Ltd.	957,000	9,419,920
GDS Holdings Ltd., ADR(1)	136,870	11,078,258
Huazhu Group Ltd., ADR	207,930	9,300,709
TAL Education Group, ADR(1)	125,380	9,254,298
Tencent Holdings Ltd.	247,100	16,839,248
		75,634,356
Denmark — 5.1%
Carlsberg A/S, B Shares	122,480	17,192,807
DSV Panalpina A/S	156,812	24,485,606
Novo Nordisk A/S, B Shares	308,730	20,412,112
Vestas Wind Systems A/S	66,280	10,050,457
		72,140,982
Finland — 1.3%
Neste Oyj	345,630	18,458,753
France — 14.3%
Air Liquide SA	139,660	23,199,118
Arkema SA	134,860	14,939,667
Capgemini SE	92,530	12,800,936
Dassault Systemes SE	70,460	13,265,101
Edenred	276,061	14,269,455
Iliad SA(2)	44,160	9,439,814
LVMH Moet Hennessy Louis Vuitton SE	55,600	26,102,339
Pernod Ricard SA	48,590	8,328,444
Peugeot SA(1)	424,400	7,282,602
Schneider Electric SE	215,940	26,778,513
Teleperformance	60,340	18,595,864
Valeo SA	659,310	20,120,959
Vivendi SA	270,410	7,686,856
		202,809,668

Germany — 5.7%
adidas AG(1)	50,630	15,328,596
E.ON SE	767,980	9,089,083
Infineon Technologies AG	841,559	23,254,998
Knorr-Bremse AG	40,430	5,137,670
Muenchener Rueckversicherungs-Gesellschaft AG	39,270	11,280,518
Puma SE(1)	199,660	16,498,947
		80,589,812
Hong Kong — 3.1%
AIA Group Ltd.	2,470,800	25,138,252
Sands China Ltd.	810,000	3,564,991
Techtronic Industries Co. Ltd.	1,162,500	14,690,662
		43,393,905
India — 1.0%
HDFC Bank Ltd.(1)	985,560	14,875,313
Indonesia — 0.6%
Bank Central Asia Tbk PT	4,003,300	8,619,055
Ireland — 2.4%
ICON plc(1)	51,240	9,551,648
Kerry Group plc, A Shares	108,690	14,287,336
Ryanair Holdings plc, ADR(1)	133,470	10,797,723
		34,636,707
Italy — 1.0%
Ferrari NV	72,120	14,049,238
Japan — 13.1%
Daifuku Co. Ltd.	79,700	6,999,145
GMO Payment Gateway, Inc.	34,700	3,668,414
Hoya Corp.	149,000	14,633,680
Keyence Corp.	55,600	22,887,661
Kobe Bussan Co. Ltd.	132,600	7,812,456
MonotaRO Co. Ltd.	369,700	14,587,608
Murata Manufacturing Co. Ltd.	378,000	22,360,042
Obic Co. Ltd.	72,700	12,884,871
Olympus Corp.	563,900	11,150,850
Pan Pacific International Holdings Corp.	616,400	14,503,056
Recruit Holdings Co. Ltd.	611,600	23,096,047
Sony Corp.	114,000	8,920,756
Terumo Corp.	431,500	17,510,289
Workman Co. Ltd.	49,900	4,290,653
		185,305,528
Netherlands — 4.6%
Adyen NV(1)	12,058	20,328,423
ASML Holding NV	67,450	25,291,765
Koninklijke DSM NV	122,000	19,591,727
		65,211,915
Spain — 4.4%
Amadeus IT Group SA	199,873	11,281,646
Cellnex Telecom SA	411,159	26,326,360
Iberdrola SA	1,955,124	24,639,000
		62,247,006
Sweden — 5.1%
Atlas Copco AB, A Shares	300,060	13,862,845
Hexagon AB, B Shares(1)	305,450	22,147,132
Lundin Energy AB	586,248	14,317,796

Telefonaktiebolaget LM Ericsson, B Shares	1,840,200	21,382,863
		71,710,636
Switzerland — 10.1%
Lonza Group AG	43,860	27,176,656
Nestle SA	416,990	50,106,365
Novartis AG	150,510	12,973,824
Partners Group Holding AG	16,000	16,236,260
Sika AG	94,383	22,606,471
Zurich Insurance Group AG	37,370	13,826,296
		142,925,872
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,019,000	14,827,709
United Kingdom — 12.0%
Ashtead Group plc	203,350	7,081,123
ASOS plc(1)	434,024	28,651,746
Associated British Foods plc	508,460	14,016,554
AstraZeneca plc	290,430	32,360,670
boohoo Group plc(1)	2,554,610	9,879,882
Ferguson plc	102,480	10,104,393
Halma plc	223,020	6,612,346
London Stock Exchange Group plc	214,190	25,196,028
Ocado Group plc(1)	352,649	11,819,938
Reckitt Benckiser Group plc	140,050	14,095,223
Whitbread plc(1)	328,070	11,124,207
		170,942,110
TOTAL COMMON STOCKS (Cost $928,050,515)		1,413,720,462
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 6/30/22 - 4/30/26, valued at $3,737,034), in a joint trading account at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $3,662,631)		3,662,626
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $4,982,838), at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $4,885,007)		4,885,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,856	4,856
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,552,482)		8,552,482
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $9,955,750)	9,955,750	9,955,750
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $946,558,747)		1,432,228,694
OTHER ASSETS AND LIABILITIES — (0.9)%		(12,119,992)
TOTAL NET ASSETS — 100.0%		$1,420,108,702

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.3%
Consumer Discretionary	17.8%
Industrials	14.0%
Health Care	12.3%
Financials	12.0%
Consumer Staples	9.5%
Materials	5.7%
Communication Services	4.4%
Utilities	2.3%
Energy	2.3%
Cash and Equivalents*	0.4%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,437,249. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,955,750.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	7,346,326	27,126,341	—
Brazil	6,506,441	14,635,204	—
China	49,375,188	26,259,168	—
Ireland	20,349,371	14,287,336	—
Other Countries	—	1,247,835,087	—
Temporary Cash Investments	4,856	8,547,626	—
Temporary Cash Investments - Securities Lending Collateral	9,955,750	—	—
	93,537,932	1,338,690,762	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.